Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Geographic information
Revenue	$ 28,194	$ 24,832
United States
Geographic information
Revenue	11,308	11,256
Japan
Geographic information
Revenue	2,748	2,203
France
Geographic information
Revenue	2,427	1,979
Others
Geographic information
Revenue	$ 11,711	$ 9,394